Income tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) from continuing operations before income tax	$ 521	$ 272	$ (294)
Income tax using the New Zealand tax rate of 28%	(146)	(76)	83
Effect of tax rates in foreign jurisdictions	(57)	(21)	(3)
Non-deductible expenses and permanent differences	(30)	(14)	(25)
Tax exempt income and income at a reduced tax rate	9	2	3
Currency translation (gain) loss	25	11	(14)
Domestic manufacturing deduction	13	13	0
Withholding tax	(10)	(5)	(6)
Deemed mandatory repatriation	(5)	0	0
Tax rate modifications	339	0	0
Write-off of previously recognized deferred tax assets	(228)	0	(31)
Recognition of deferred tax asset for previously unrecognized tax losses	24	0	8
Change in unrecognized tax losses and temporary differences	(21)	(15)	(66)
Tax on unremitted earnings	9	(1)	(7)
Over (under) provided in prior periods	(4)	2	(4)
Other	1	(1)	2
Income tax (expense) benefit	$ (81)	$ (105)	$ (60)